Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Financial Liabilities [Abstract]
Schedule of Financial Liabilities
	As of December 31,
	2024	2025
	RMB	RMB	USD

Exchangeable Notes	20,990	20,990	3,001
Interest expense	—	4,518	646
Foreign exchange	—	(559)	(80)
Financial liabilities	20,990	24,949	3,567